Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.95%
Corporate Revenue Bonds — 6.25%
Erie County Tobacco Asset Securitization
(Asset-Backed) Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$ 3,610,750
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/37 (AGM)	1,000,000	1,077,250
Series A 3.00% 1/1/39 (AGM)	1,000,000	1,072,850
Series A 3.00% 1/1/46 (AGM)	2,000,000	2,104,620
New York Liberty Development
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	1,000,000	1,414,800
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,199,570
5.00% 1/1/36 (AMT)	1,000,000	1,195,050
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,044,981
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	778,957
		13,498,828
Education Revenue Bonds — 22.17%
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	563,360
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	522,135
Series A 5.50% 4/1/43	500,000	523,410

(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	579,055
(Manhattan College Project) 5.00% 8/1/47	500,000	594,030
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	658,602
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	276,725
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	543,615
NQ-401 [11/21] 1/22 (1982969)    1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	$ 341,060
Series A 4.00% 6/15/56	450,000	485,136

(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	827,205
Dutchess County Local Development
(The Culinary Institute of America Project) Series A-1 5.00% 7/1/46	300,000	337,149
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,218,090
5.00% 7/1/36	1,000,000	1,217,040
5.00% 7/1/37	1,000,000	1,216,410
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	607,335
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,145,850
Series B 5.00% 7/1/39	1,000,000	1,146,270
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	332,160
(True North Rochester Preparatory Charter School Project) Series A 144A 5.00% 6/1/40 #	1,000,000	1,183,470
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,218,230
Series C 4.00% 7/1/43	500,000	570,225
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,097,380
(Whitney Museum of American Art) 5.00% 7/1/31	1,515,000	2,042,963
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	456,968
(Fordham University) 5.00% 7/1/44	650,000	719,134
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	1,116,164
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,091,010
2    NQ-401 [11/21] 1/22 (1982969)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	$ 376,661
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	61,969
Series A 5.00% 7/1/37	2,200,000	2,711,346
Series A 5.00% 7/1/42	1,645,000	1,991,190
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,364,180
Series A 5.00% 7/1/39	2,000,000	2,355,320

(School Districts Financing Program) Series B 5.00% 10/1/42 (AGM)	3,565,000	4,302,991
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	327,000
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	293,355
Series B 4.00% 7/1/39	325,000	373,142
Series B 4.00% 7/1/40	300,000	343,350
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,363,504
5.00% 7/1/48	1,000,000	1,212,030
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,104,340
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	856,590
5.00% 7/1/41	500,000	609,195
Troy Capital Resource
(Rensselaer Polytechnic Institute Project)
4.00% 9/1/35	170,000	202,597
4.00% 9/1/36	280,000	333,077
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	740,269
NQ-401 [11/21] 1/22 (1982969)    3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/50	250,000	$ 292,922
		47,845,209
Electric Revenue Bonds — 8.26%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,092,480
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	566,397
5.00% 9/1/39	2,000,000	2,506,740
5.00% 9/1/42	2,000,000	2,438,040
5.00% 9/1/47	500,000	608,565
Series A 5.00% 9/1/44	1,950,000	2,163,778
Series B 5.00% 9/1/41	1,000,000	1,179,440
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,174,350
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	64,025
Series A 6.75% 7/1/36 ‡	625,000	629,687
Series AAA 5.25% 7/1/25 ‡	35,000	34,563
Series TT 5.00% 7/1/32 ‡	1,120,000	1,103,200
Series WW 5.00% 7/1/28 ‡	270,000	265,950
Series WW 5.25% 7/1/33 ‡	195,000	192,563
Series WW 5.50% 7/1/17 ‡	420,000	406,875
Series WW 5.50% 7/1/19 ‡	330,000	319,687
Series XX 4.75% 7/1/26 ‡	40,000	39,250
Series XX 5.25% 7/1/40 ‡	1,430,000	1,412,125
Series XX 5.75% 7/1/36 ‡	140,000	139,125
Series ZZ 4.75% 7/1/27 ‡	30,000	29,438
Series ZZ 5.00% 7/1/19 ‡	570,000	548,625
Series ZZ 5.25% 7/1/24 ‡	50,000	49,375
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	750,000	874,905
		17,839,183
Healthcare Revenue Bonds — 6.61%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	280,005
4    NQ-401 [11/21] 1/22 (1982969)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Build NYC Resource
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	$ 1,147,070
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	1,150,120
Guilderland, Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	472,736
5.00% 12/1/46	540,000	620,093
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	800,386
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,137,760
Series A 4.00% 9/1/50	2,500,000	2,845,725

(NYU Langone Hospitals Obligated Group) Series A 4.00% 7/1/53	500,000	580,490
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center) Series A 4.00% 7/1/40	465,000	516,336
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	595,650
144A 5.00% 12/1/45 #	700,000	791,889
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	402,908
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	812,858
Westchester County Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	661,924
Series A 144A 5.00% 7/1/56 #	1,000,000	1,069,860
		14,260,810
NQ-401 [11/21] 1/22 (1982969)    5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 7.21%
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	710,000	$ 756,924
New York City Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,533,960
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2020 Subordinate Series S-1B 4.00% 7/15/45	445,000	520,312
New York Liberty Development
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,000,000	2,185,620
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	555,595
New York State Dormitory Authority
(State Sales Tax) Series A 4.00% 3/15/48	80,000	91,525
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	3,120,275
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	2,175,000	2,699,762
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 4.00% 3/15/52	3,500,000	4,102,420
		15,566,393
Local General Obligation Bonds — 3.33%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	2,500,000	2,996,075
Fiscal 2018 Subordinate Series E-1 5.25% 3/1/35	500,000	625,990
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,343,016
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,230,690
		7,195,771
Pre-Refunded Bonds — 1.38%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37-22 §	250,000	251,775
6    NQ-401 [11/21] 1/22 (1982969)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40-25 §	450,000	$ 522,211
Dutchess County Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,117,610
Onondaga County Trust for Cultural Resources
(Syracuse University Project) Series A 5.00% 12/1/30-23 §	1,000,000	1,094,270
		2,985,866
Resource Recovery Revenue Bond — 0.72%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,560,735
		1,560,735
Special Tax Revenue Bonds — 21.69%
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	5,170,000	4,872,725
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	275,378
Metropolitan Transportation Authority
(Climate Bond Certified) Subordinate Series B-2 5.00% 11/15/36	3,500,000	4,180,820
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,130,660
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,245,230
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	826,305
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,220,920
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,130,970
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	584,285
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	551,130
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,197,660
Series A-1 5.00% 11/1/42	750,000	812,302
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,152,170
5.00% 11/15/40	1,000,000	1,143,810
NQ-401 [11/21] 1/22 (1982969)    7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series A 5.00% 3/15/40	5,000,000	$ 6,198,950
New York State Urban Development Revenue
(Personal Income Tax) Series A 4.00% 3/15/36	500,000	560,930
Puerto Rico Infrastructure Financing Authority
5.00% 7/1/20 ‡	80,000	38,200
Series B 5.00% 7/1/16 ‡	640,000	305,600
Series B 5.00% 7/1/17 ‡	530,000	253,075
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	482,770
Series A-1 4.554% 7/1/46 ^	8,160,000	2,728,704
Series A-1 4.75% 7/1/53	5,720,000	6,482,533
Series A-1 4.903% 7/1/51 ^	2,190,000	530,068
Series A-1 5.00% 7/1/58	5,085,000	5,837,834
Series A-2 4.329% 7/1/40	370,000	415,325
Series A-2 4.536% 7/1/53	1,330,000	1,490,159
Virgin Islands Public Finance Authority Revenue
Series A 5.00% 10/1/29	170,000	170,442
		46,818,955
State General Obligation Bonds — 3.14%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	266,963
Series A 5.00% 7/1/41 ‡	675,000	607,500
Series A 5.125% 7/1/37 ‡	685,000	633,625
Series A 5.25% 7/1/34 ‡	945,000	939,094
Series A 5.375% 7/1/33 ‡	665,000	655,025
Series A 8.00% 7/1/35 ‡	1,920,000	1,684,800
Series B 5.00% 7/1/35 ‡	185,000	183,150
Series B 5.75% 7/1/38 ‡	625,000	607,812
Series C 6.00% 7/1/39 ‡	1,215,000	1,190,700
		6,768,669
Transportation Revenue Bonds — 12.97%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	516,193
8    NQ-401 [11/21] 1/22 (1982969)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	$ 520,530
(Climate Bond Certified) Series E 4.00% 11/15/45	1,500,000	1,709,280
(Green Bonds)
Series B 4.00% 11/15/50	1,000,000	1,109,800
Series C-1 5.25% 11/15/55	1,500,000	1,848,510
Subordinate Series A-1 5.00% 11/15/47	2,000,000	2,429,640
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,148,530
Series L 5.00% 1/1/35	1,535,000	1,875,402

(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,166,750
New York Transportation Development Corporation Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project) Series A 4.00% 12/1/40 (AMT)	335,000	384,952
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	886,350
Series A 5.00% 4/1/35 (AMT)	775,000	957,729
Series A 5.00% 4/1/37 (AMT)	750,000	923,220
Series A 5.00% 4/1/39 (AMT)	350,000	429,443
Port Authority of Guam
(Governmental) Series A 5.00% 7/1/48	1,375,000	1,608,447
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series) 4.00% 11/1/49	1,000,000	1,165,850
(Consolidated Bonds - Two Hundred Sixteen Series) 4.00% 9/1/49	1,000,000	1,162,570
(Consolidated Bonds - Two Hundredth Series) 5.00% 10/15/42	2,500,000	3,008,225
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,339,380
Series A 5.00% 11/15/47	1,000,000	1,205,760
Series A 5.00% 11/15/49	325,000	414,433
Westchester County Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT) #	1,100,000	1,176,131
		27,987,125
NQ-401 [11/21] 1/22 (1982969)    9

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 5.22%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	$ 2,290,300
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,192,590
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	3,074,950
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,163,040
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,189,690
Fiscal 2021 Subordinate Series BB-1 4.00% 6/15/50	1,000,000	1,179,960
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 4.00% 6/15/49	1,000,000	1,166,900
		11,257,430
Total Municipal Bonds (cost $194,054,518)		213,584,974

Short-Term Investments — 0.33%
Variable Rate Demand Notes — 0.33%¤
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Subordinate Series A-2 0.02% 6/15/44 (SPA - Mizuho Bank)	500,000	500,000
New York City Transitional Finance Authority Revenue
Subordinate Series C-4 0.05% 11/1/44 (SPA - Barclays Bank)	200,000	200,000
Total Short-Term Investments (cost $700,000)		700,000
Total Value of Securities—99.28% (cost $194,754,518)		214,284,974

Receivables and Other Assets Net of Liabilities—0.72%		1,562,692
Net Assets Applicable to 17,987,292 Shares Outstanding—100.00%		$215,847,666
°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $16,585,499, which represents 7.68% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
10    NQ-401 [11/21] 1/22 (1982969)

(Unaudited)
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
L.P. – Limited Partnership
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-401 [11/21] 1/22 (1982969)    11